Summary of Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Available For Sale Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	$ 31,008	$ 28,937
Available-for-sale Securities, Gross unrealized gains	1,817	3,155
Available-for-sale Securities, Gross unrealized losses	552	261
Available-for-sale Securities, Fair value	32,273	31,831
Fixed maturity securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	31,002	28,922
Available-for-sale Securities, Gross unrealized gains	1,799	3,150
Available-for-sale Securities, Gross unrealized losses	552	261
Available-for-sale Securities, Fair value	32,249	31,811
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	484	476
Available-for-sale Securities, Gross unrealized gains	79	121
Available-for-sale Securities, Gross unrealized losses	2
Available-for-sale Securities, Fair value	561	597
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	1,892	1,820
Available-for-sale Securities, Gross unrealized gains	111	301
Available-for-sale Securities, Gross unrealized losses	40	1
Available-for-sale Securities, Fair value	1,963	2,120
Fixed maturity securities [Member] | Corporate public securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	18,004	16,152
Available-for-sale Securities, Gross unrealized gains	1,076	1,891
Available-for-sale Securities, Gross unrealized losses	295	33
Available-for-sale Securities, Fair value	18,785	18,010
Fixed maturity securities [Member] | Corporate private securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	4,374	4,216
Available-for-sale Securities, Gross unrealized gains	258	392
Available-for-sale Securities, Gross unrealized losses	38	19
Available-for-sale Securities, Fair value	4,594	4,589
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	3,919	4,506
Available-for-sale Securities, Gross unrealized gains	163	267
Available-for-sale Securities, Gross unrealized losses	79	106
Available-for-sale Securities, Fair value	4,003	4,667
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	1,439	1,219
Available-for-sale Securities, Gross unrealized gains	86	133
Available-for-sale Securities, Gross unrealized losses	21	15
Available-for-sale Securities, Fair value	1,504	1,337
Fixed maturity securities [Member] | Other asset-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	890	533
Available-for-sale Securities, Gross unrealized gains	26	45
Available-for-sale Securities, Gross unrealized losses	77	87
Available-for-sale Securities, Fair value	839	491
Equity securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	6	15
Available-for-sale Securities, Gross unrealized gains	18	5
Available-for-sale Securities, Fair value	$ 24	$ 20